PGIM Quant Solutions Large-Cap Core Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	14.80% [1]	13.10%
A
Prospectus [Line Items]
Average Annual Return, Percent		18.58%	12.29%		11.23%
C
Prospectus [Line Items]
Average Annual Return, Percent		23.56%	12.73%		11.04%
Z
Prospectus [Line Items]
Average Annual Return, Percent		25.81%	13.85%		12.14%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.92%	11.64%		9.78%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.43%	10.38%		9.13%
R6
Prospectus [Line Items]
Average Annual Return, Percent		25.90%	13.98%	13.93%
Performance Inception Date	Dec. 28, 2016

[1]	Since Inception return for the Index is measured from the month-end closest to the inception date for Class R6 shares.